Towle Deep Value Fund

(Ticker Symbol: TDVFX)

A series of Investment Managers Series Trust

Supplement dated November 5, 2021, to the

Prospectus and Statement of Additional Information (“SAI”) dated February 1, 2021.

The address for Towle & Co. (“Towle”), the advisor to the Towle Deep Value Fund, has changed to:

50 S. Steele Street

Suite 1000

Denver, Colorado 80209

As a result, all references in the Prospectus and SAI to Towle’s address are revised accordingly.

Please retain this Supplement with your records.